Investment Securities - Investment Securities Held-to-Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	$ 44,362	$ 42,991
Held-to-maturity securities, Unrealized Gains	60	106
Held-to-maturity securities, Unrealized Losses Other	(699)	(662)
Held-to-maturity securities, Fair Value	43,723	42,435
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	5,181	5,246
Held-to-maturity securities, Unrealized Gains	5	12
Held-to-maturity securities, Unrealized Losses Other	(120)	(132)
Held-to-maturity securities, Fair Value	5,066	5,126
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	39,150	37,706
Held-to-maturity securities, Unrealized Gains	48	85
Held-to-maturity securities, Unrealized Losses Other	(579)	(529)
Held-to-maturity securities, Fair Value	38,619	37,262
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost		1
Held-to-maturity securities, Fair Value		1
Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	6
Held-to-maturity securities, Fair Value	12
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Unrealized Gains	4	5
Held-to-maturity securities, Fair Value	4	5
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	6	8
Held-to-maturity securities, Unrealized Gains	2	3
Held-to-maturity securities, Fair Value	8	11
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	6	6
Held-to-maturity securities, Unrealized Gains	1	1
Held-to-maturity securities, Fair Value	7	7
Obligations of Foreign Governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	7	9
Held-to-maturity securities, Fair Value	7	9
Other Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	12	15
Held-to-maturity securities, Unrealized Losses Other		(1)
Held-to-maturity securities, Fair Value	$ 12	$ 14